PGIM US Large-Cap Buffer 20 ETF - November
Schedule of Investments  (unaudited)
as of July 31, 2024
Description	Shares	Value
Short-Term Investments 102.5%
Affiliated Mutual Fund 1.1%
PGIM Core Government Money Market Fund (7-day effective yield 5.561%) (cost $73,915)(wb)	73,915	$73,915
Options Purchased*~ 101.4%
(cost $6,594,606)		6,727,212

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.5% (cost $6,668,521)		6,801,127
Options Written*~ (2.5)%
(premiums received $131,578)		(167,599)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $6,536,943)		6,633,528
Liabilities in excess of other assets(z) (0.0)%		(2,459)

Net Assets 100.0%		$6,631,069

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	10/31/24	$5.31		122		12	$6,635,224
SPDR S&P 500 ETF Trust	Put	10/31/24	$531.36		122		12	91,988
Total Options Purchased (cost $6,594,606)								$6,727,212

PGIM US Large-Cap Buffer 20 ETF - November
Schedule of Investments  (unaudited) (continued)
as of July 31, 2024
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	10/31/24	$560.74		122		12	$(156,630)
SPDR S&P 500 ETF Trust	Put	10/31/24	$425.09		122		12	(10,969)
Total Options Written (premiums received $131,578)							$(167,599)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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